Shareholder Report			6 Months Ended
		May 01, 2025	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			CASH ACCOUNT TRUST
Entity Central Index Key			0000858372
Entity Investment Company Type			N-1A
Document Period End Date			Oct. 31, 2025
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
C000035155
Shareholder Report [Line Items]
Fund Name			DWS Government & Agency Securities Portfolio
Class Name			DWS Government & Agency Money Fund
Trading Symbol			DTGXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number			(800) 728-3337
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government & Agency Money Fund	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 9
Expense Ratio, Percent	[1]		0.17%
AssetsNet			$ 6,458,410,730
Holdings Count | Holding			75
Advisory Fees Paid, Amount			$ 998,793
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,458,410,730
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	998,793
Weighted Average Maturity	19 days
7-Day Current Yield	4.02%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 4.00% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	60%
Government & Agency Obligations	40%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000035156
Shareholder Report [Line Items]
Fund Name			DWS Government & Agency Securities Portfolio
Class Name			DWS Government Cash Institutional Shares
Trading Symbol			DBBXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number			(800) 730-1313
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Government Cash Institutional Shares	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent	[2]		0.15%
AssetsNet			$ 6,458,410,730
Holdings Count | Holding			75
Advisory Fees Paid, Amount			$ 998,793
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,458,410,730
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	998,793
Weighted Average Maturity	19 days
7-Day Current Yield	4.04%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 4.02% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	60%
Government & Agency Obligations	40%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000035157
Shareholder Report [Line Items]
Fund Name			DWS Government & Agency Securities Portfolio
Class Name			Government Cash Managed Shares
Trading Symbol			DCMXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number			(800) 730-1313
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Cash Managed Shares	$19	0.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 19
Expense Ratio, Percent	[3]		0.37%
AssetsNet			$ 6,458,410,730
Holdings Count | Holding			75
Advisory Fees Paid, Amount			$ 998,793
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,458,410,730
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	998,793
Weighted Average Maturity	19 days
7-Day Current Yield	3.83%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 3.82% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	60%
Government & Agency Obligations	40%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017334
Shareholder Report [Line Items]
Fund Name			DWS Government & Agency Securities Portfolio
Class Name			Service Shares
Trading Symbol			CAGXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Government & Agency Securities Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number			(800) 730-1313
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$51	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 51
Expense Ratio, Percent	[4]		1.00%
AssetsNet			$ 6,458,410,730
Holdings Count | Holding			75
Advisory Fees Paid, Amount			$ 998,793
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,458,410,730
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	998,793
Weighted Average Maturity	19 days
7-Day Current Yield	3.19%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 3.17% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	60%
Government & Agency Obligations	40%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017348
Shareholder Report [Line Items]
Fund Name			DWS Tax Exempt Portfolio
Class Name			DWS Tax-Exempt Cash Premier Shares
Trading Symbol			SCIXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number			(800) 730-1313
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Cash Premier Shares	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.42%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent	[5]		0.20%
AssetsNet			$ 130,791,688
Holdings Count | Holding			90
Advisory Fees Paid, Amount			$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	3.03%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.61% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Material Fund Change [Text Block]
C000035158
Shareholder Report [Line Items]
Fund Name			DWS Tax Exempt Portfolio
Class Name			DWS Tax-Exempt Money Fund
Trading Symbol			DTBXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number			(800) 728-3337
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Exempt Money Fund	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.41%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 12
Expense Ratio, Percent	[6]		0.24%
AssetsNet			$ 130,791,688
Holdings Count | Holding			90
Advisory Fees Paid, Amount			$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.99%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.65% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Material Fund Change [Text Block]
C000035159
Shareholder Report [Line Items]
Fund Name			DWS Tax Exempt Portfolio
Class Name			DWS Tax-Free Money Fund Class S
Trading Symbol			DTCXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number			(800) 728-3337
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Tax-Free Money Fund Class S	$14	0.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 14
Expense Ratio, Percent	[7]		0.28%
AssetsNet			$ 130,791,688
Holdings Count | Holding			90
Advisory Fees Paid, Amount			$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.95%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.60% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Material Fund Change [Text Block]
C000017349
Shareholder Report [Line Items]
Fund Name			DWS Tax Exempt Portfolio
Class Name			Service Shares
Trading Symbol			CHSXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number			(800) 730-1313
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.22%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 54
Expense Ratio, Percent	[8]		1.07%
Material Change Date		May 01, 2025
AssetsNet			$ 130,791,688
Holdings Count | Holding			90
Advisory Fees Paid, Amount			$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.18%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.45% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since May 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 730-1313.

The Fund’s Board of Trustees approved the liquidation of the Service Class shares of the Fund effective November 25, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since May 1, 2025. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 730-1313.
C000017350
Shareholder Report [Line Items]
Fund Name			DWS Tax Exempt Portfolio
Class Name			Tax-Exempt Cash Managed Shares
Trading Symbol			TXMXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number			(800) 730-1313
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Cash Managed Shares	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.53%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent	[9]		0.35%
AssetsNet			$ 130,791,688
Holdings Count | Holding			90
Advisory Fees Paid, Amount			$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.88%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.53% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Material Fund Change [Text Block]
C000035160
Shareholder Report [Line Items]
Fund Name			DWS Tax Exempt Portfolio
Class Name			Tax-Free Investment Class
Trading Symbol			DTDXX
Annual or Semi-Annual Statement [Text Block]			This semi-annual shareholder report contains important information about DWS Tax Exempt Portfolio (the "Fund") for the period May 1, 2025 to October 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 730-1313.
Additional Information Phone Number			(800) 730-1313
Additional Information Website			dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Investment Class	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 30
Expense Ratio, Percent	[10]		0.60%
AssetsNet			$ 130,791,688
Holdings Count | Holding			90
Advisory Fees Paid, Amount			$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,791,688
Number of Portfolio Holdings	90
Total Net Advisory Fees Paid ($)	0
Weighted Average Maturity	5 days
7-Day Current Yield	2.63%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of October 31, 2025. The 7-Day Current Yield would have been 2.29% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Variable Rate Demand Notes	89%
Variable Rate Demand Preferred Shares	5%
Tax-Exempt Commercial Paper	5%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.